Investment Strategy	Aug. 28, 2026
The Disciplined Growth Investors Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal conditions, approximately 65% of its assets in equity securities and approximately 35% in fixed-income securities and cash equivalents. The allocation to equity and fixed-income securities may vary widely from time to time, as market conditions warrant. The Fund may invest in both investment-grade and below investment-grade securities. The Fund’s fixed-income securities will generally have a weighted average maturity of five to 10 years, although Disciplined Growth Investors, Inc. (“DGI” or the “Adviser”) may cause the Fund to invest in fixed-income securities with a weighted average maturity greater than 10 years or less than five years, depending on market conditions. If the Adviser cannot find qualifying investments, the Fund may hold cash and short-term securities. The Adviser seeks to invest primarily in U.S. companies but may invest in foreign companies from time to time.

With respect to the equity portion of the portfolio, the Adviser seeks to generally invest in mid-sized companies, which the Adviser regards as those with market capitalizations at the time of purchase greater than $1 billion and less than $20 billion. The Adviser employs a “bottom-up” approach to building a portfolio. The Adviser’s goal is to find stocks that it believes meet its criteria of sustainable competitive advantage relative to industry peers, long-term superior return on capital coupled with the financial ability to meet reasonable growth objectives. The Adviser will sell a stock through a process of allocating capital to the highest expected returns or if individual security risks become unexpectedly high.

Fixed-income securities generally include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products and short-term securities.

With respect to the fixed-income portion of the portfolio, the Adviser seeks to identify fundamental growth opportunities in specific fixed-income securities that offer relative value within the fixed- income markets. The Adviser’s decision making approach has both “top-down” (including duration/ maturity positioning, yield curve risk and sector/quality risk) and “bottom-up” (including credit research, quantitative analysis and trading) components. The Adviser’s sell discipline is managed through a combination of inputs from its maturity, sector and individual selection decisions.

Strategy Portfolio Concentration [Text]	The Fund pursues its investment objective by investing, under normal conditions, approximately 65% of its assets in equity securities and approximately 35% in fixed-income securities and cash equivalents.
The Disciplined Growth Investors Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund pursues its investment objective by investing, under normal conditions, at least 80% of its assets in equity securities. The Adviser generally seeks to invest in mid-sized companies, which the Adviser regards as those with market capitalizations at the time of purchase greater than $1 billion and less than $20 billion. The Adviser employs a “bottom-up” approach to building a portfolio. The Adviser’s goal is to find stocks that it believes meet its criteria of sustainable competitive advantage relative to industry peers, long-term superior return on capital coupled with the financial ability to meet reasonable growth objectives.

The Adviser typically seeks to hold approximately 30-50 U.S. listed companies. While the Adviser diversifies the Fund’s investments across sectors and industries, the Fund may hold a significant portion of its investments in the information technology sector. The Adviser will sell a stock through a process of allocating capital to the highest expected returns or if individual security risks become unacceptably high.

If the Adviser cannot find qualifying investments, the Fund may hold cash and short-term securities. The Adviser seeks to invest primarily in U.S. companies but may invest in foreign companies from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	The Fund pursues its investment objective by investing, under normal conditions, at least 80% of its assets in equity securities.